UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						     Washington, D.C.  20549

							 Form 13F-HR

						      Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: 	September 30, 2002


Check here if Amendment [     ]; Amendment Number:
	This Amendment:				[	]	is a restatement.
						[	]	adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		033 Asset Management, LLC
Address:	125 High Street, Suite 1405
			Oliver Street Tower
			Boston, MA  02110

Form 13F File Number: 28-06047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence C. Longo, Jr.
Title:	Chief Operating Officer
Phone:	(617) 371-2015

Signature, Place, and Date of Signing:
	/s/Lawrence C. Longo, Jr.    Boston, MA
	[Signature]	           [City, State]        [Date]




Report Type (Check only one.):

[X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

							Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:		28

Form 13F Information Table Value Total(thousands): 55,936

List of Other Included Managers: None

								Form 13F Information Table				VOTING
								VALUE 		SHRS OR  SHRS/	PUT/	INVEST 	OTHER 	AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN Amt  PRN	CALL	DISCR	MGR	SOLE

Activision Inc			Common		004930202	 1,061		 44,338	   Sh		Sole		 44338
Best Buy Company Inc		Common		086516101	 1,116		 50,000	   Sh		Sole		 50000
Cree Research Inc		Common		225447101	 1,125		 90,000	   Sh		Sole		 90000
Cross Country Inc		Common		22748P105	   859           60,800	   Sh		Sole	         60800
Cubic Corp			Common		229669106	 3,227		189,800	   Sh		Sole		189800
Diamond Trust Series I		Common		252787106	 1,710		 22,500	   Sh		Sole		 22500
EDO Corporation			Common		281347104	 3,362          150,000    Sh		Sole		150000
Fibernet Telecom Group Inc	Common		315653105	    70		879,660    Sh		Sole		879660
Home Depot Inc			Common		437076102	   327		 12,500	   Sh		Sole		 12500
Imax Corporation		Common		45245E109	   581		127,700	   Sh		Sole		127700
Integrated Defense Technology	Common		45819B101	 3,940 		200,000    Sh		Sole		200000
IShares Russell 3000 Index	Common		464289689	 1,133		 25,000	   Sh		Sole		 25000
Lowes Companies			Common		548661107	 1,035		 25,000    Sh		Sole		 25000
Lyondell Chemical Company	Common		552078107	   239           20,000    Sh		Sole		 20000
Macrovision Corporation		Common		555904101	   917  	 75,000    Sh		Sole		 75000
Marvel Enterprises Inc		Common		57383M108	 8,901	      1,271,500    Sh		Sole	       1271500
MCK Communications		Common		581243102	 1,496	      1,917,900    Sh		Sole	       1917900
Medical Staffing Network Inc	Common		58463F104	 3,732    	246,000	   Sh		Sole		246000
Northrop Grumman Inc		Common		666807102	 3,721		 30,000	   Sh		Sole		 30000
Omnivision Technologies		Common		682128103	   287		 44,200	   Sh		Sole		 44200
OSI Systems Inc			Common		671044105	 2,705		156,300    Sh		Sole		156300
S&P 500 Depository Receipt	Common		78462F103	 5,316		 65,000	   Sh		Sole		 65000
Student Advantage Inc		Common		86386Q105	    33           41,428    Sh		Sole		 41428
Superior Energy Services Inc	Common		868157108	   676		104,000	   Sh		Sole		104000
Titan Corporation		Common		888266103	 1,905		198,400	   Sh		Sole		198400
United Defense Industries Inc	Common		91018B104	 3,186		135,000	   Sh		Sole		135000
UT Starcom Inc			Common		918076100	   153		 10,000	   Sh		Sole		 10000
Verint Systems Inc		Common		92343X100	 3,123		361,900    Sh		Sole		361900


							        55,936